ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES
ACCOUNTING CHANGES
Changes in Accounting Policies for 2018
Revenue from contracts with customers
In 2014, the FASB issued new guidance on revenue from contracts with customers. The new guidance requires that an entity recognize revenue from these contracts in accordance with a prescribed model. This model is used to depict the transfer of promised goods or services to customers in amounts that reflect the total consideration to which it expects to be entitled during the term of the contract in exchange for those promised goods or services. Goods or services that are promised to a customer are referred to as the Company's "performance obligations." The total consideration to which the Company expects to be entitled can include fixed and variable amounts. The Company has variable revenue that is subject to factors outside the Company’s influence, such as market prices, actions of third parties and weather conditions. The Company considers this variable revenue to be "constrained" as it cannot be reliably estimated, and therefore recognizes variable revenue when the service is provided.
The new guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue recognition and related cash flows.
The Company’s accounting policies related to revenue recognition have not substantially changed as a result of adopting the new guidance on revenue from contracts with customers. Results reported for 2018 reflect the application of the new guidance, while the 2017 and 2016 comparative results were prepared and reported under previous revenue recognition guidance which is referred to herein as "legacy U.S. GAAP." Under legacy U.S. GAAP, revenues were recognized when the risk, rewards, and benefits were transferred to the customer by the Company providing the goods or services under the contract, in an amount the Company expected to collect from the customer.
Under the new guidance applied in 2018, revenues are recognized when the Company satisfies its performance obligations by transferring control of the promised goods or services to its customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company has elected to utilize a practical expedient to recognize revenues from its U.S. and certain Mexico natural gas pipelines contracts as customers are invoiced. The new guidance was effective January 1, 2018, was applied using the modified retrospective transition method, and did not result in any material differences in the amount and timing of revenue recognition. Refer to Note 5, Revenues, for further information related to the impact of adopting the new guidance.
Financial instruments
In January 2016, the FASB issued new guidance on the accounting for equity investments and financial liabilities. The new guidance changes the income statement effect of equity investments and the recognition of changes in the fair value of financial liabilities when the fair value option is elected. The new guidance also requires the Company to assess valuation allowances for deferred tax assets related to available for sale debt securities in combination with their other deferred tax assets. This new guidance was effective January 1, 2018 and did not have a material impact on the Company's consolidated financial statements.
Income taxes
In October 2016, the FASB issued new guidance on the income tax effects of intra-entity transfers of assets other than inventory. The new guidance requires the recognition of deferred and current income taxes for intra-entity asset transfers when the transfer occurs. The new guidance was effective January 1, 2018, was applied using a modified retrospective approach, and resulted in an adjustment to retained earnings of $95 million.
In February 2018, the FASB issued new guidance that allows a reclassification from AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. This guidance can be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change is recognized. This new guidance is effective January 1, 2019, however, early adoption is permitted. The Company elected to early adopt this guidance effective fourth quarter 2018 and used a portfolio approach for releasing the income tax effects from AOCI to retained earnings. The Company applied this guidance retrospectively, at the beginning of the period of adoption, resulting in an adjustment to retained earnings of $17 million.
Restricted cash
In November 2016, the FASB issued new guidance on restricted cash and cash equivalents on the statement of cash flows. The new guidance requires that the statement of cash flows explain the change during the period in the total cash and cash equivalents balance, and amounts generally described as restricted cash or restricted cash equivalents. Restricted cash and cash equivalents will be included with cash and cash equivalents when reconciling the beginning of period and end of period total amounts on the statement of cash flows. This new guidance was effective January 1, 2018, was applied retrospectively, and did not have an impact on the Company's consolidated financial statements.
Employee post-retirement benefits
In March 2017, the FASB issued new guidance that requires entities to disaggregate the current service cost component from the other components of net benefit cost and present it with other current compensation costs for related employees in the income statement. The new guidance also requires that the other components of net benefit cost be presented elsewhere in the income statement and excluded from income from operations if such a subtotal is presented. In addition, the new guidance makes changes to the components of net benefit cost that are eligible for capitalization. Entities must use a retrospective transition method to adopt the requirement for separate presentation in the income statement of the components of net benefit cost, and a prospective transition method to adopt the change to capitalization of benefit costs. This new guidance was effective January 1, 2018 and did not have a material impact on the Company's consolidated financial statements.
Hedge accounting
In August 2017, the FASB issued new guidance making more financial and non-financial hedging strategies eligible for hedge accounting. The new guidance also amends the presentation requirements relating to the change in fair value of a derivative and requires additional disclosures including cumulative basis adjustments for fair value hedges and the effect of hedging on individual line items in the statement of income. This new guidance is effective January 1, 2019 with early adoption permitted. This new guidance, which the Company elected to adopt effective January 1, 2018, was applied prospectively and did not have a material impact on the Company's consolidated financial statements.
Derecognition of Nonfinancial Assets
In February 2017, the FASB issued new guidance that clarifies the scope provisions of nonfinancial assets and how to allocate consideration to each distinct asset. The FASB also amended the guidance for derecognition of a distinct nonfinancial asset in partial sale transactions. This new guidance was effective January 1, 2018, was applied using the modified retrospective transition method and did not have a material impact on the Company's consolidated financial statements.
Goodwill impairment
In January 2017, the FASB issued new guidance on simplifying the test for goodwill impairment by eliminating Step 2 of the impairment test, which is the requirement to calculate the implied fair value of goodwill to measure the impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This new guidance is effective January 1, 2020 with early adoption permitted. The Company elected to adopt this guidance effective fourth quarter 2018 as it simplified goodwill impairment testing. The guidance was applied prospectively and used in the 2018 annual goodwill impairment test.
Future Accounting Changes
Leases
In February 2016, the FASB issued new guidance on the accounting for leases. The new guidance amends the definition of a lease such that, in order for an arrangement to qualify as a lease, the lessee is required to have both (1) the right to obtain substantially all of the economic benefits from the use of the asset and (2) the right to direct the use of the asset. The new guidance also establishes a right-of-use (ROU) model that requires a lessee to recognize a ROU asset and corresponding lease liability on the balance sheet for all leases with a term longer than 12 months. Lessees will classify leases as finance or operating, with classification affecting the pattern of expense recognition in the statement of income. The new guidance does not make extensive changes to lessor accounting. The Company currently expects that substantially all of its leases where the Company is the lessor will continue to be classified as operating leases under the new standard.
In January 2018, the FASB issued an optional practical expedient, to be applied upon transition, to omit the evaluation of land easements not previously accounted for as leases that existed or expired prior to the entity's adoption of the new lease guidance. An entity that elects this practical expedient is required to apply it consistently to all of its existing or expired land easements not previously accounted for as leases. The Company will apply this practical expedient upon transition to the new standard.
The new guidance is effective January 1, 2019, with early adoption permitted. The Company will adopt the new standard on its effective date. A modified retrospective transition approach is required, applying the new standard to all leases existing at the date of initial application being January 1, 2019. In July 2018, the FASB issued a transition option allowing entities to not apply the new guidance, including disclosure requirements, to the comparative periods they present in their financial statements in the year of adoption. The Company will apply this transition option and use the effective date as the date of initial application. Consequently, financial information will not be updated and disclosures required under the new standard will not be provided for dates and periods before January 1, 2019.
The Company will elect the package of practical expedients which permits entities not to reassess prior conclusions about lease identification, lease classification and initial direct costs under the rules of the new standard.
The Company believes that the most significant effects of adoption will relate to the recognition of new ROU assets and lease liabilities on the Company's balance sheet for its operating leases and providing significant new disclosures about the Company's leasing activities. The guidance will not impact the Company's income statement. On adoption, the Company will recognize ROU assets of approximately $606 million and additional operating lease liabilities of approximately $600 million based on the present value of the remaining minimum lease payments for existing operating leases. The new standard also provides practical expedients for a Company’s ongoing accounting. The Company will elect the short-term lease recognition exemption for all eligible leases. This means, for those leases that qualify, the Company will not recognize ROU assets or lease liabilities. The Company will also elect the practical expedient to not separate lease and non-lease components for all leases for which the Company is the lessee and for facility and liquids tank terminals for which the Company is the lessor.
Measurement of credit losses on financial instruments
In June 2016, the FASB issued new guidance that significantly changes how entities measure credit losses for most financial assets and certain other financial instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than as a direct write down of the amortized cost basis. The new guidance is effective January 1, 2020 and will be applied using a modified retrospective approach. The Company is currently evaluating the impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Fair value measurement
In August 2018, the FASB issued new guidance that amends certain disclosure requirements for fair value measurements. This new guidance is effective January 1, 2020, however, early adoption of certain or all requirements is permitted. The Company is currently evaluating the timing and impact of adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Defined benefit plans
In August 2018, the FASB issued new guidance which amends and clarifies disclosure requirements related to DB pension and other post retirement benefit plans. This new guidance is effective January 1, 2021, and will be applied on a retrospective basis, however early adoption is permitted. The Company is currently evaluating the timing and impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Implementation costs of cloud computing arrangements
In August 2018, the FASB issued new guidance requiring an entity in a hosting arrangement that is a service contract to follow the guidance for internal-use software to determine which implementation costs should be capitalized as an asset and which costs should be expensed. The guidance also requires the entity to amortize the capitalized implementation costs of a hosting arrangement over the term of the arrangement. This guidance is effective January 1, 2020, however, early adoption is permitted. This guidance can be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently evaluating the timing and impact of adoption of this guidance and has not yet determined the effect on its consolidated financial statements.
Consolidation
In October 2018, the FASB issued new guidance for determining whether fees paid to decision makers and service providers are variable interests for indirect interests held through related parties under common control. This new guidance is effective January 1, 2020, and will be applied on a retrospective basis, however early adoption is permitted. The Company is currently evaluating the timing and impact of the adoption of this guidance and has not yet determined the effect on its consolidated financial statements.